As filed with the Securities and Exchange Commission on January 13, 2005
                                                      1933 Act File No. 02-90946
                                                      1940 Act File No. 811-4015
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933       [ ]
                       POST-EFFECTIVE AMENDMENT NO. 101    [X]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940   [ ]
                               AMENDMENT NO. 104           [X]

                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
                                 --------------
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on March 1, 2005 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to pargraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Floating Rate Portfolio and High Income Portfolio have also executed this Registration Statement.
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--------------------------------------------------------------------------------

     The prospectuses and statements of additional information ("SAI") of Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate High Income Fund were filed electronically with the Commission on December 16, 2004 in Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A (the "Registration Statement") on (Accession No. 0000940394-04-001159) and are incorporated by reference herein.

                           PART C - OTHER INFORMATION

ITEM 22. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

(a)(1) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

   (2) Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

   (3) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

   (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value as amended effective November 15, 2004 filed as Exhibit (a)(4) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(b)(1) By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

   (2) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference. . (3) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

(c)       Reference is made to Item 22(a) and 22(b) above.

(d)(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

   (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

   (3) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit
          (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

   (4) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit
          (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

   (5) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund dated August 13, 2001 filed as Exhibit
          (d)(7) to Post-Effective Amendment No. 78 filed August 17, 2001 and incorporated herein by reference.

   (6) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

   (7)(a) Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

      (b) Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

   (8) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

   (9) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

   (10) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified Income Fund dated November 15, 2004 filed as Exhibit
          (d)(10) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(e)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
          (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

   (2) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

   (3) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

   (4) Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. effective as of June 16, 2003 with attached Schedule A filed as Exhibit (e)(4) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

      (a) Amended Schedule A to the Amended and Restated Distribution Agreement filed as Exhibit (e)(4)(a) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

   (5) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

   (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

   (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January
          25, 1999 and incorporated herein by reference.

   (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

   (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

      (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit
          (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

      (c) Schedule  A-1  effective  March 2, 1998 to the Amended  Administrative
          Services Agreement filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

      (d) Schedule  A-2  effective  June 22, 1998 to the Amended  Administrative
          Services Agreement filed as Exhibit (h)(1)(d) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

      (e) Schedule A-3 effective November 15, 2004 to the Amended Administrative Services Agreement filed as Exhibit (h)(1)(e) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

   (2)(a) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

      (b) Schedule A to the  Administrative  Services Agreement filed as Exhibit
          (h)(2)(b) to Post-Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

   (3)    Transfer  Agency  Agreement dated as of July 31, 2003 filed as Exhibit
          (h)(3) to Post-Effective Amendment No. 82 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed July 31, 2003 (Accession No.
          0000940394-03-000592) and incorporated herein by reference.

   (4) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443 filed July 24, 2002 (Accession No. 0000940394-02-0004620) and incorporated herein by reference.

(i)(1)    Opinion of Internal  Counsel  dated  December 3, 2004 filed as Exhibit
          (i) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

   (2)    Consent of Internal Counsel to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(m)(1)(a) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

      (b) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

   (2)(a) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

      (b) Schedule  A to Class A Service  Plan  filed as  Exhibit  (m)(2)(b)  to
          Post-Effective   Amendment   No.  98  filed   December   6,  2004  and
          incorporated herein by reference.

   (3)(a) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

      (b) Schedule A to Class B Distribution  Plan filed as Exhibit (m)(3)(b) to
          Post-Effective   Amendment   No.  98  filed   December   6,  2004  and
          incorporated herein by reference.

   (4)(a) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

      (b) Schedule A to Class C Distribution  Plan filed as Exhibit (m)(4)(b) to
          Post-Effective   Amendment   No.  98  filed   December   6,  2004  and
          incorporated herein by reference.

   (5) Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration Fund adopted June 18, 2002 filed as Exhibit
          (m)(5)(a) to Post-Effective Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

   (6) Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit
          (6)(a) to Post-Effective Amendment No. 71 filed January 12, 2001 and incorporated herein by reference.

   (7) Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

(n)(1) Amended and Restated Multiple Class Plan dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No. 94 filed February 26, 2004 and incorporated herein by reference.

   (2) Schedule A effective November 15, 2004 to Amended and Restated Multiple Class Plan dated February 9, 2004 filed as Exhibit (n)(2) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

   (2) Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective November 6, 2004 filed as Exhibit
          (p)(3) to Post-Effective Amendment No. 87 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2004 (Accession No. 0000940394-04-001173) and incorporated herein by reference.

   (3) Code of Ethics adopted by Fox Asset Management, LLC effective March 1, 2004 filed as Exhibit (p)(3) to Post-Effective Amendment No. 70 of Eaton Vance Special Investment Trust filed April 28, 2004 (Accession No. 0000940394-04-000434) and incorporated herein by reference.

   (4) Code of Ethics adopted by Parametric Portfolio Associates effective January 1, 2005 filed as Exhibit (p)(4) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

(q)(1) Power of Attorney for Eaton Vance Mutual Funds Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

   (2) Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated July 1, 2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.

   (3) Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (4) Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as Exhibit (q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (5) Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (6) Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (7) Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (8) Power of Attorney for Tax-Managed International Growth Portfolio and Tax-Managed Multi-Cap Opportunity Portfolio dated July 1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (9) Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as Exhibit (q)(9) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (10) Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (11) Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (12) Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

   (13) Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

   (14) Power of Attorney for Boston Income Portfolio dated January 14, 2005 filed as Exhibit (q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 24. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801- 52179), Fox Asset Management, LLC (File No. 801-26379), Parametric Portfolio Associates (File No. 801-60485) filed with the Commission, all of which are incorporated herein by reference.

ITEM 26. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund          Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust                                Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund     Eaton Vance Series Trust II
Eaton Vance Investment Trust                            Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                            EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II                         Eaton Vance Variable Trust

     (b)

        (1)                           (2)                           (3)
NAME AND PRINCIPAL           POSITIONS AND OFFICES         POSITIONS AND OFFICES
 BUSINESS ADDRESS*        WITH PRINCIPAL UNDERWRITER          WITH REGISTRANT
 -----------------        --------------------------          ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
     Randy Clark                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
    Kevin Darrow                 Vice President                     None
    Derek Devine                 Vice President                     None
   Todd Dickinson                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner     Vice President, Secretary and Clerk         Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None

     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
    Daniel Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
    Peter Hartman                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
  Joseph Hernandez               Vice President                     None
   Perry D. Hooker               Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Lindsey Kidder                Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
   Andy McClelland               Vice President                     None
    Dave McDonald                Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
     Don Murphy                  Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
    James O'Brien                Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
    James Putman                 Vice President                     None
     James Queen                 Vice President                     None
    David Richman                Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
    Frank Sweeney                Vice President                     None
   Stefan Thielen                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
     Greg Walsh                  Vice President                     None
    Stan Weiland                 Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
   Joseph Yasinski               Vice President                     None

     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

------------------------------------------
*  Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c) Not applicable

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

ITEM 28. MANAGEMENT SERVICES

     Not applicable

ITEM 29. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 12, 2005.

                               EATON VANCE MUTUAL FUNDS TRUST

                               By:  /s/ Thomas E. Faust Jr.
                                    ---------------------------------
                                    Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on January 12, 2005.

      SIGNATURE                                         TITLE
      ---------                                         -----

/s/ Thomas  E. Faust Jr.                  President (Chief Executive Officer)
-----------------------------
Thomas E. Faust Jr.

/s/ James L. O'Connor                     Teasurer (and Principal Financial
-----------------------------                   and Accounting Officer)
James L. O'Connor

/s/ James B. Hawkes                                     Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                                   Trustee
-----------------------------
Samuel L. Hayes

William H. Park*                                        Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*                                     Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*                                       Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                          Trustee
-----------------------------
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      -------------------------------------
      Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Floating Rate Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on January 12, 2005.

                               FLOATING RATE PORTFOLIO

                               By:  /s/ Payson F. Swaffield
                                    ---------------------------------
                                    Payson F. Swaffield, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on January 12, 2005.

      SIGNATURE                                         TITLE
      ---------                                         -----

/s/ Payson F. Swaffield                   President (Chief Executive Officer)
-----------------------------
Payson F. Swaffield

/s/ Barbara E. Campbell                   Teasurer (and Principal Financial
-----------------------------                   and Accounting Officer)
Barbara E. Campbell

/s/ James B. Hawkes                                     Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                                   Trustee
-----------------------------
Samuel L. Hayes

William H. Park*                                        Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*                                     Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*                                       Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                          Trustee
-----------------------------
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      -------------------------------------
      Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     High Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on January 12, 2005.

                               HIGH INCOME PORTFOLIO

                               By:  /s/ Michael W. Weilheimer
                                    ---------------------------------
                                    Michael W. Weilheimer, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on January 12, 2005.

      SIGNATURE                                         TITLE
      ---------                                         -----

/s/ Michael W. Weilheimer                 President (Chief Executive Officer)
-----------------------------
Michael W. Weilheimer

/s/ Barbara E. Campbell                   Teasurer (and Principal Financial
-----------------------------                   and Accounting Officer)
Barbara E. Campbell

/s/ James B. Hawkes                                     Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                                   Trustee
-----------------------------
Samuel L. Hayes

William H. Park*                                        Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*                                     Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*                                       Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                          Trustee
-----------------------------
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      -------------------------------------
      Alan R. Dynner ( As attorney-in-fact)

                                 EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------